Other Non-Current Assets - Additional Information (Details) ¥ in Thousands	1 Months Ended
Jun. 30, 2017 CNY (¥)
Other Non-Current Assets | Anhui Zhong’an Chuanggu Technology Park Co., Ltd.
Other Non Current Assets [Line Items]
Prepaid cash consideration	¥ 3,000